FAIR VALUE MEASUREMENTS (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Assets:
Investments held in Trust Account	$ 78,492,794	$ 237,501,000	$ 234,600,000
Liabilities:
Warranty liability	3,523,519	451,987	10,580,041
Total liabilities	4,380,712	451,987
Public Warrants
Liabilities:
Warranty liability		451,987	10,580,041
Level 1
Assets:
Investments held in Trust Account	78,492,794	237,501,000	234,600,000
Level 1 | Public Warrants
Liabilities:
Warranty liability	1,725,000	213,900	5,198,000
Level 3
Liabilities:
Note payable - sponsor	857,193
Level 3 | Private Placement Warrants
Liabilities:
Warranty liability	$ 1,798,519	$ 238,087	$ 5,382,041